Liability in Respect of Government Grants - Schedule of Liability Respect of Government Grants (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability Respect of Government Grants [Abstract]
Beginning Balance	₪ 1,328	₪ 1,254	₪ 1,168
Adjustment of the liability in respect of government grants in respect of change in the expected discounted cash flows and exchange rate differentials	(224)	74	86
Royalties payable to the IIA	(144)
Ending Balance	960	1,328	1,254
Current liability	239	694
Non-current liability	721	634
Total liability	₪ 960	₪ 1,328	₪ 1,254